Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ (121,295,334)		$ (155,244,350)
Reversal of impairment	142,714,331		3,799,790
Reversal of impairment / (Impairment)	(21,418,997)	$ (1,088,203)	151,444,560	$ (331,314,343)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(63,252,635)		(129,350,315)
Reversal of impairment	128,266,251
Reversal of impairment / (Impairment)	65,013,616		(129,350,315)
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(13,788,470)		(19,751,882)
Reversal of impairment	14,448,080		3,799,790
Reversal of impairment / (Impairment)	659,610		(15,952,092)
AGRO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			(4,206,653)
Reversal of impairment / (Impairment)			(4,206,653)
Pemex Fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(2,246,264)		(1,935,500)
Reversal of impairment / (Impairment)	(2,246,264)		$ (1,935,500)
Pemex logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(40,288,338)
Reversal of impairment / (Impairment)	(40,288,388)
PMI NASA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(1,719,627)
Reversal of impairment / (Impairment)	$ (1,719,627)